Segment information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Royalty revenues	$ 11,047,763	$ 12,310,594
Australia
Statement [Line Items]
Royalty revenues	10,915,392	11,250,950
USA
Statement [Line Items]
Royalty revenues	116,311	116,311
Brazil
Statement [Line Items]
Royalty revenues	16,060	60,411
Nigeria
Statement [Line Items]
Royalty revenues	$ 0	$ 882,922